UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Emerging Sovereign Group LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13702

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Kevin Kenny, Jr.
Title:  Managing Member
Phone:  (212) 984-5761


Signature, Place and Date of Signing:

/s/ J. Kevin Kenny, Jr.             New York, NY              May 16, 2011
-----------------------            -------------             -------------
 [Signature]                       [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $216,397
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

NONE

                                                        FORM 13F INFORMATION TABLE
                                                              March 31, 2011
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
BAIDU INC                       SPON ADR REP A  056752108   21,940     159,203 SH          Sole       None        159,203
CTC MEDIA INC                         COM       12642X106    8,011     339,886 SH          Sole       None        339,886
COGNIZANT TECHNOLOGY SOLUTIO         CL A       192446102    9,253     113,675 SH          Sole       None        113,675
CHANGYOU COM LTD                 ADS REP CL A   15911M107   10,617     330,451 SH          Sole       None        330,451
DISCOVERY COMMUNICATNS NEW         COM SER C    25470F302   12,624     358,530 SH          Sole       None        358,530
NEW ORIENTAL ED & TECH GRP I       SPON ADR     647581107   20,009     199,949 SH          Sole       None        199,949
GOOGLE INC                           CL A       38259P508   22,768      38,803 SH          Sole       None         38,803
HISOFT TECHNOLOGY INTL LTD       SPONSORED ADR  43358R108    5,910     315,520 SH          Sole       None        315,520
ISOFTSTONE HLDGS LTD             SPONSORED ADS  46489B108    2,685     145,050 SH          Sole       None        145,050
MASTERCARD INC                       CL A       57636Q104   18,033      71,639 SH          Sole       None         71,639
PRICELINE COM INC                   COM NEW     741503403   19,297      38,104 SH          Sole       None         38,104
SINA CORP                             ORD       G81477104   15,292     142,860 SH          Sole       None        142,860
VANCEINFO TECHNOLOGIES INC            ADR       921564100    6,610     210,450 SH          Sole       None        210,450
YAHOO INC                             COM       984332106   43,348   2,598,816 SH          Sole       None      2,598,816
                                                           216,397